Realized and net change in unrealized gains and (losses) on investments in equity instruments through FVTPL (Tables)	12 Months Ended
Dec. 31, 2025
Realized and Net Change in Unrealized Gains and (Losses) on Investments in Equity Instruments through Fvtpl [Abstract]
Schedule of Realized and net change in Unrealized Gains and (Losses) on Investments in Equity Instruments through FVTPL
	Year ended December 31,
	2025	2024
Unrealized (loss) gain on equity investments	$(99,070,915)	$97,251,065
Realized gain on equity investments	31,217,931	-
Staking revenue	19,485,581	13,060,639
Management	(2,640,440)	(1,396,016)
	$(51,007,843)	$108,915,688